G05-111-024-4/98
                                        August 6, 1998



Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Dreyfus Institutional Preferred Money Market Fund
          Registration Statement File Nos. 333-26513
          CIK No. 1038520

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 1998.



                                        Very truly yours,


                                        Judy Nieves
                                        Paralegal

JN\
Enclosures

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan
     Jeff Prusnofsky